Related party transactions (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of transactions between related parties [abstract]
Schedule of transactions with joint arrangements and associates

	2026 €m	2025 € m	2024 € m

Sales of goods and services to associates	30	13	25

Purchase of goods and services from associates	9	6	6

Sales of goods and services to joint ventures	259	280	267

Purchase of goods and services from joint ventures	555	761	932

Interest income receivable from associates	9	–	–

Interest expense payable to associates	6	–	–

Interest income receivable from joint ventures 1	65	66	52

Interest expense payable to joint ventures 1	157	243	239

Trade balances owed:

by associates	9	3

to associates	2	1

by joint ventures	220	210

to joint ventures	304	331

Other balances owed by associates	11	–

Other balances owed to associates	126	–

Other balances owed by joint ventures 1	1,219	1,265

Other balances owed to joint ventures 2	3,192	3,941
Notes:

1.	Amounts arise primarily through VodafoneZiggo and Oak Holdings 1 GmbH. Interest is paid/received in line with market rates.

2.	Amounts are primarily in relation to leases of tower space from Oak Holdings 1 GmbH.